Principal Accounting Policies	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies
Principal Accounting Policies

2. Principal Accounting Policies

(a) Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, the Affiliated Entities for which the Company is the primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. All significant transactions and balances among the Company, its equity-owned subsidiaries, and the VIE and subsidiaries thereof have been eliminated in consolidation.

(b) Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include revenue recognition, estimating useful lives and impairment for property and equipment, losses due to committed tour reservations, the valuation allowance for deferred tax assets, the determination of uncertain tax positions.

(c) Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive loss as foreign exchange related gains / loss.

Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the respective fiscal years. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of accumulated other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity/(deficit).

The unaudited United States dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2046 on December 31, 2014, as set forth in H.10 statistical release of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2014, or at any other rate.

(d) Fair Value Measurement

Accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. A three-tier value hierarchy prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices for identical assets or liabilities in active markets

Level 2—Inputs other than the quoted prices in active markets observable either directly or indirectly

Level 3—Unobservable inputs which are supported by little or no market data

The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable, advances from customers, and certain accrued liabilities and other current liabilities. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

(e) Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use.  The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2013 and 2014:

	RMB			RMB Equivalent (US$)			RMB Equivalent (HK$)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2013	294,051,240	14,280,676	80,573,735	29,047,618	953,126	367,763	128,677	—	—	419,402,835

December 31, 2014	1,810,709	6,410,240	102,338,960	1,323,654,351	23,309,701	16,932	181,483	—	—	1,457,722,376

(f) Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash arises from cash deposits required by tourism administration departments as a pledge to secure travelers’ rights and interests, and those required by the Group’s business partners for business operations.

(g) Short-term Investments

Short-term investments are comprised of investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate. Such investments are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturity. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Held-to-maturity securities are reported at amortized cost, and are subject to impairment tests. Given the short-term nature, the carrying value of short-term investments approximates their fair value. There was no other-than-temporary impairment of short-term investments in the years ended December 31, 2012, 2013 and 2014.

(h) Accounts Receivable

The Group’s accounts receivable mainly consist of amounts due from the corporate customers, insurance companies and travel boards or bureaus, which are carried at the original invoice amount less an allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. The Group evaluates the collectability of accounts receivable considering many factors including reviewing accounts receivable balances, historical bad debt rates, payment patterns, counterparties’ credit worthiness and financial conditions, and industry trend analysis. No allowance for doubtful accounts was provided as of December 31, 2013 and 2014 as the Group believes that it is probable the accounts receivable will be fully collected.

(i) Advances from Customers

Customers pay in advance to purchase travel services. Cash proceeds received from customers are initially recorded as advances from customers and are recognized as revenues when revenue recognition criteria are met.

(j) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 years
Furniture and fixtures	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset 1 – 9 years

Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

(k) Capitalized Software Development Cost

The Company has capitalized certain costs related to internally developed software used for supplier management and customer purchase interface in accordance with ASC 350-40, Internal-use software, which requires the capitalization of costs relating to certain activities of developing internal-use software that occur during the application development stage. Capitalized internal-use software costs are stated at cost less accumulated amortization and the amount is included in “property and equipment, net” on the consolidated balance sheets, with an estimated useful life of five years. Software development cost capitalized amounted to nil, RMB980,187 and RMB6,836,756 for the years ended December 31, 2012, 2013 and 2014, respectively. Costs capitalized mainly include payroll and payroll-related costs for employees who are directly associated with and who devoted time to the internal-use software projects during the application development stage. The amortization expense for capitalized software costs amounted to nil, RMB73,833 and RMB727,073 for the year ended December 31, 2012, 2013 and 2014, respectively. The unamortized amount of capitalized internal use software development costs was RMB7,016,037 as of December 31, 2014.

(l) Intangible Assets

Intangible assets with definite lives are recorded at carrying value, which represents original cost less accumulated amortization and impairment if applicable, and are recorded in “other non-current assets”. The intangible assets are amortized on a straight-line basis over their estimated useful lives.

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets. No impairment of long-lived assets was recognized during the year ended December 31, 2012, 2013 and 2014.

(n) Revenue Recognition

The Group’s revenue is primarily derived from sales of organized tours and self-guided tours, and other service fees. Revenue is recognized when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, service has been provided, and collectability is reasonably assured in accordance with ASC 605, Revenue Recognition.

Organized tours: Substantially all of revenue from organized tours is recognized on a gross basis, as the Group is the primary obligor in the arrangement and bears the risks and rewards, including the customer’s acceptance of services delivered. Such commitments are made in the contract the Group enters with its customers. Even though the Group does not generally assume inventory risk of purchasing travel services before customers place an order, the Group is the party retained by and paid by its customers, and the Group is responsible for (and solely authorized to) refunding customers their payments in situations of customer disputes. Further, the Group independently selects travel service suppliers, and determines the prices charged to customers and paid to its travel suppliers. Revenue from organized tours is recognized when the tours end as service rendering is only considered completed upon conclusion of the entire organized tour.

Self-guided tours: Revenue from self-guided tours is recognized on a net basis, representing the difference between what the Group receives from its customers and the amounts due to its travel suppliers. In the self-guided tour arrangements, the Group generally does not assume inventory risk, has limited involvement in determining the service, and provides limited additional services to customers. Suppliers are responsible for all aspects of providing the air transportation and hotel accommodation. As such, the Group concludes that it is an agent for the travel service providers in these transactions and revenues are reported on a net basis. Revenue from self-guided tours is recognized when the tours end as commissions are not earned until this time according to the contractual arrangements the Group entered into with its travel suppliers.

Other revenues: Other revenues is primarily derived from the service fee received from insurance companies, visa processing services and the advertising services to domestic and foreign tourism boards and bureaus on its online platform.  Revenue is recognized when the services are rendered.

The Company does not recognize revenue if customer refunds are warranted due to customer satisfaction issues or other reasons, which is generally known at the end of each tour when revenues are recognized. In the event of tour cancellation by customers, the liability associated with prepayments received from customers remains on the Group’s consolidated balance sheets until refunds are issued.

Customer incentives

From time to time customers are offered coupons, travel vouchers, membership points, or cash rewards as customer incentives. The Group accounts for these customer incentives in accordance with ASC 605-50, Customer Payments and Incentives. For coupons and travel vouchers offered where prior purchase is not required, the Group accounts for them as a reduction of revenue when revenue is recognized. The Group assessed coupons and vouchers offered to customers as part of a current purchase that give customers a right, but do not obligate customers to make future purchases, and concluded the discounts offered are insignificant; as such, no deferral of revenue is considered necessary.

For membership points earned by customers as part of the customer reward program which provides travel awards upon point redemption, the Group estimates the incremental costs associated with the Group’s future obligation to its customer, and records them as sales and marketing expense in the consolidated statements of comprehensive loss.

Unredeemed membership points are recorded in other current liabilities in the consolidated balance sheets. Cash rewards earned by customers are recorded as a reduction to revenue, with corresponding unclaimed amount recorded in other current liabilities. The Company adjusts the liability when the membership points and cash rewards remain unclaimed upon program expiration, which is typically two years from the day the membership points and cash rewards are awarded. As of December 31, 2013 and 2014, liabilities recorded related to membership points and cash rewards are, RMB5,760,470 and RMB14,763,617, respectively.

Business and related taxes

The Group is subject to business and related taxes on services provided in the PRC at applicable rates, which are recorded as a reduction of revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to be the first city to carry out a pilot program of tax reform. Effective January 1, 2012, any entity that carries out selected modern services in Shanghai is required to pay value-added tax (“VAT”) instead of business tax. The pilot program has been expanded to other regions, including Beijing from September 1, 2012 and Nanjing from October 1, 2012. Beijing Tuniu, Nanjing Tuniu and Tuniu (Nanjing) Information Technology Co., Ltd. have been subject to VAT at a rate of 6% and have since stopped paying the 5% business tax from the respective effective dates of the tax reform.

(o) Cost of Revenues

Cost of revenues mainly consists of costs to suppliers of organized tours, and salaries and other compensation-related expenses related to the Group’s tour advisors, customer services representatives, and other personnel related to tour transactions.

Committed tour reservations

In order to secure availabilities of organized tours and self-guided tours during peak seasons such as holiday periods, the Group may enter into certain contractual commitments with suppliers to reserve tours for selected destinations. The Group is required to pay a deposit to ensure tour availabilities, and such prepayment is record in prepayments and other current assets on the consolidated balance sheets. Some of these contractual commitments are non-cancellable, and to the extent the reserved tours are not sold to customers, the Group would be liable to pay suppliers a pre-defined or negotiated penalty, thereby assuming inventory risks. Management estimates losses of the committed tour reservations on a periodic basis based on contractual terms and historical experience, and record such losses in the period the loss is considered probable. For the years ended December 31, 2012, 2013 and 2014, losses recorded in “cost of revenues” in the consolidated statements of comprehensive loss amounted to RMB1,567,087, RMB6,681,730 and RMB4,134,149, respectively.

(p) Advertising Expenses

Advertising expenses, which primarily consist of online marketing expense and brand marketing expenses through various other forms of media, are recorded in sales and marketing expenses as incurred.  Advertising expense were RMB52,112,680, RMB103,142,138 and RMB379,205,377 for the years ended December 31, 2012, 2013 and 2014, respectively.

(q) Research and Product Development Expenses

Research and product development expenses include salaries and other compensation-related expenses to the Group’s research and product development personnel, as well as office rental, depreciation and related expenses and travel-related expenses for the Group’s research and product development team. The Group recognizes software development costs in accordance with ASC 350-40 “Software—internal use software”. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with repair or maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development. See 2(k) Capitalized Software Development Cost for additional information.

(r) Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent liabilities. As of December 31, 2013 and 2014, deferred rent of nil and RMB4,243,520, were recorded as current liabilities and RMB19,870,002 and RMB22,278,479 were recorded as non-current liabilities, respectively.

(s) Share-based Compensation

The Company applies ASC 718, Compensation — Stock Compensation to account for its share-based compensation program. In accordance with the guidance, the Company determines whether a share-based award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using the binominal option pricing model. Share-based compensation expenses are recorded net of an estimated forfeiture rate over the service period using the straight-line method.

The Company’s 2008 Incentive Compensation Plan allows the plan administrator to grant options and restricted shares to the Company’s employees, directors, and consultants. The plan administrator is the Company’s board of directors or a committee appointed and determined by the board. The board may also authorize one or more officers of the Company to grant awards under the plan. Under the 2008 Incentive Compensation Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the incentive plan provides an exercisability clause where employees can only exercise vested options upon the occurrence of the following events: (i) after the Company’s ordinary shares has become a listed security, (ii) in connection with or after a triggering event (defined as a sale, transfer, or disposition of all or substantially all of the Company’s assets, or a merger, consolidation, or other business combination transaction), or (iii) if the optionee obtains all necessary governmental approvals and consents required. Options for which the service condition has been satisfied are forfeited should employment terminate three months prior to the occurrence of an exercisable event, which substantially creates a performance condition. This performance condition was met upon completion of the Company’s initial public offering, and the associated share-based compensation expense for awards vested as of that date were recognized on May 9, 2014.

In April 2014, the Company adopted the 2014 Share Incentive Plan, which contains no such exercisability clause. For detail of the 2014 Share Incentive Plan, please refer to note 10 of the consolidated financial statements.

The Group recognized share-based compensation expense of RMB39,172,678 in the year ended December 31, 2014, which was classified as follows:

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Cost of revenue	—	—	799,880	128,917
Research and product development	—	—	1,971,655	317,773
Sales and marketing	—	—	856,858	138,100
General and administrative	—	—	35,544,285	5,728,699
Total	—	—	39,172,678	6,313,489

(t) Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the interim condensed consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance also provides for the derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. As of December 31, 2013 and 2014, the Group did not have any significant unrecognized uncertain tax positions or any interest or penalties associated with tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

(u) Employee Benefits

Full-time employees of the Group in the PRC are entitled to welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions. The Group recorded employee benefit expenses of RMB21,287,847, RMB24,058,067 and RMB50,616,782 for the years ended December 31, 2012, 2013 and 2014, respectively.

(v) Government Subsidies

Government subsidies are cash subsidies received by the Group’s entities in the PRC from provincial and local government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. These subsidies are granted for general corporate purposes and to support the Group’s ongoing operations in the region. Cash subsidies are recorded in other operating income on the consolidated statements of comprehensive loss when received and when all conditions for their receipt have been satisfied. The Group recognized government subsidies of RMB773,727, RMB1,688,560 and RMB6,901,814 in the years ended December 31, 2012, 2013 and 2014, respectively.

(w) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(x) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

(y) Segment Reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment.

The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

(z) Deferred Offering Costs

Deferred offering costs consisted principally of legal, printing and registration costs in connection with the initial public offering (“IPO”) of Tuniu Corporation’s ordinary shares. Such costs were deferred until the closing of the offering, at which time the deferred costs were offset against the offering proceeds. In the event the offering was unsuccessful or aborted, the costs would be expensed. Deferred offering costs as of December 31, 2013 amounted to RMB2,127,187 were included in other non-current assets on the consolidated balance sheets. Such deferred offering costs were recorded as a reduction to the IPO proceeds upon completion of the Company’s IPO in May 2014.

(aa) Recently Issued Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. This update changed the threshold for reporting discontinued operations and added new disclosures for disposals. Under the updated guidance, a discontinued operation is defined as a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014. The Group is in the process of evaluating the impact of adopting this guidance.

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Group is in the process of evaluating the impact of adopting this guidance.

In August 2014, the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter; early adoption is permitted. The Group is in the process of evaluating the impact of adopting this guidance.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”). ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; and (iii) changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period.  The Group is in the process of evaluating the impact of adopting this guidance.